Net Investment in Sales-type Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Capital [Abstract]
Schedule of Net Investment in Sales-Type Leases [Table Text Block]

The Company’s net investment in sales-type leases consisted of the following as of December 31, 2012 and 2011:

in thousands	2012	2011
Future minimum lease payments receivable	$14,169	$9,678
Less allowance for doubtful accounts	(301)	(230)
Net future minimum lease payment receivable	13,868	9,448
Less unearned interest income	(862)	(658)
Net investment in sales-type leases	$13,006	$8,790

Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]

Future minimum lease payments due from customers under sales-type leases as of December 31, 2012 were as follows (in thousands):

Year ending December 31,
2013	$5,857
2014	4,047
2015	2,443
2016	1,375
2017	440
Thereafter	7
$14,169